Leases (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Future minimum rental income	The expected future minimum rental payments to be received are as follows:

Year ending March 31,	$ in thousands

2021	105
105

Weighted average discount rate measure operating lease liabilities

The weighted average discount rate used to measure the operating lease liabilities as of March 31, 2020 was 4.05%.

Year ended March 31, 2020	Office	Motor vehicle
	$ in thousands	$ in thousands
Assets
Right-of-use assets	300	—

Liabilities
Current portion of operating lease liabilities	87	5
Non-current portion of operating lease liabilities	213	—
	300	5

Maturities of lease liabilities	Maturities of lease liabilities were as follows:

Year ending March 31,	$ in thousands
2021	103
2022	103
2023	102
2024	21
329
Less: imputed interest	(29)
Total lease cost	300

Supplemental cash flow and Other Information

Supplemental cash flow and other information related to leases is as follows:

March 31, 2020	$ in thousands

Total lease liabilities	300
Cash payment for amount included in the measurement of lease liabilities within operating cash flows	308
Weighted average remaining lease term (years)	3.125
Weighted average discount rate	4.05%